Note 20 Effect of the divestment of the most significant sales of non current assets for sale of the BBVA Group (Details)	Jun. 30, 2021 EUR (€)
Effect of the divestment of the most significant sales of non current assets for sale of the BBVA Group [Line Items]
Consideration received satisfied in cash USA	€ 9,512,000,000
Consideration received satisfied in cash Paraguay	210,000,000
Other collections assets and liabilities non current for sale	54,000,000
Total collections assets and liabilities non current for sale	€ 9,776,000,000